FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012


If amended report check here:      | |                    Amendment Number:

This Amendment (Check only one):   | | is a restatement.
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates, LLC
          620 Newport Center Dr., Suite 900
          Newport Beach, CA 92660

13F File Number: 028-11483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel M. Harkins
Title:    Chief Legal and Compliance Officer
Phone:    (949) 325-8700

Signature, Place, and Date of Signing:

/s/ Daniel M. Harkins      Newport Beach,CA 92660  November 6, 2012
    (Signature)            [City, State]              [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total: $171,138
                                       (thousands)

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES IBOXX INV GR CORP BOND  COMMON STOCK    464287242   27,028  221,959  SH        SOLE              221,959
ISHARES S&P/CITIGROUP INTL TRE  COMMON STOCK    464288117    5,245   51,035  SH        SOLE               51,035
MARKET VECTORS EMERGING MARKET  COMMON STOCK    57060U522   25,750  970,960  SH        SOLE              970,960
PIMCO 15+ YR US TIPS INDEX FUN  COMMON STOCK    72201R304    2,825   39,687  SH        SOLE               39,687
PIMCO ENHANCED SHORT MATURITY   COMMON STOCK    72201R833      718    7,079  SH        SOLE                7,079
POWERSHARES DB COMMODITY INDEX  COMMON STOCK    73935S105   17,081  595,575  SH        SOLE              595,575
POWERSHARES DB G10 CURRENCY HA  COMMON STOCK    73935Y102   13,194  520,068  SH        SOLE              520,068
POWERSHARES EMER MKTS SOVEREIG  COMMON STOCK    73936T573   18,767  611,507  SH        SOLE              611,507
POWERSHARES FTSE RAFI EMERGIN   COMMON STOCK    73936T763   13,541  634,839  SH        SOLE              634,839
POWERSHARES FTSE RAFI DEV MKT   COMMON STOCK    73936T771    1,829   83,300  SH        SOLE               83,300
POWERSHARES FTSE RAFI DEV MKT   COMMON STOCK    73936T789   11,167  331,669  SH        SOLE              331,669
POWERSHARES S&P 500 LOW VOLATI  COMMON STOCK    73937B779    5,548  196,958  SH        SOLE              196,958
PROSHARES SHORT S&P500 ETF      COMMON STOCK    74347R503    1,420   41,678  SH        SOLE               41,678
PROSHARES SHORT QQQ ETF         COMMON STOCK    74347R602    9,255  375,748  SH        SOLE              375,748
PROSHARES SHORT 20+ YEAR TREAS  COMMON STOCK    74347X849    4,755  163,445  SH        SOLE              163,445
SPDR DOW JONES INTL REAL ESTAT  COMMON STOCK    78463X863    6,734  171,563  SH        SOLE              171,563
SPDR BARCLAYS CAPITAL EMERGING  COMMON STOCK    78464A391    6,280  194,800  SH        SOLE              194,800
